Schedule of Financial Liabilities (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Convertible note payable - Current		$ 25,331,307
Convertible note payable – Non Current		10,273,278
Total Financial Liabilities		18,694,729	$ 878,653
Convertible instruments [member]
IfrsStatementLineItems [Line Items]
Convertible note payable - Current		25,331,307
Convertible note payable – Non Current		10,273,278
Total Financial Liabilities		35,604,585
Host Liability - Current		16,567,450
Host Liability – Non Current		342,406
Derivative liability -Current		8,763,857
Derivative liability - Non Current		9,930,872
Total Convertible Notes Payable		$ 35,604,585